Revenue and Cost of Goods & Services Sold (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Total Revenues (in Dollars)	$ 22,239,000	$ 18,460,000	$ 11,785,000
Insurance revenue percentage	20.00%
Revenues (in Dollars)			10,078,000
Concluded agreements, description	the Company had concluded agreements with 119 payors for ConfirmMDx (2020: 107; 2019: 90) and 54 payors for SelectMDx (2020: 42; 2019: 32). In 2018 Medicare established a Final Positive Local Coverage Determination for use of ConfirmMDx for Prostate Cancer.
Segment revenue, description	the Company earned 98.6% (2020: 97.9%; 2019: 100%) of its revenue from external customers from its clinical laboratory testing services and out-licensing of intellectual property. In 2021, the clinical laboratory testing in the U.S. CLIA laboratory represented 97% of the Company’s revenue (2020: 95%; 2019: 95%), while the out-licensing of intellectual property revenue in Europe represented 1.5% (2020: 3%; 2019: 5%).
Customer generating over	38.00%
Medicare represented generating of total revenues (in Dollars)	$ 8,509,733	$ 8,805,000	$ 9,701,928
Non-current assets percentage	38.00%	40.00%	52.00%
Europe [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Non-current assets percentage	62.00%	60.00%	48.00%
ConfirmMDx [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Total Revenues (in Dollars)		$ 18,460,000
Insurance revenue percentage	91.00%	94.00%